Expense Example, No Redemption {- Fidelity Advisor® Diversified Stock Fund} - 09.30 Fidelity Advisor Diversified Stock Fund-AMCIZ PRO-14 - Fidelity Advisor® Diversified Stock Fund	Nov. 29, 2021 USD ($)
Fidelity Advisor Diversified Stock Fund-Destiny Class A
Expense Example, No Redemption:
1 Year	$ 652
3 Years	816
5 Years	994
10 Years	1,508
Fidelity Advisor Diversified Stock Fund-Class M
Expense Example, No Redemption:
1 Year	461
3 Years	697
5 Years	950
10 Years	1,677
Fidelity Advisor Diversified Stock Fund-Class C
Expense Example, No Redemption:
1 Year	173
3 Years	536
5 Years	923
10 Years	1,769
Fidelity Advisor Diversified Stock Fund-Class I
Expense Example, No Redemption:
1 Year	60
3 Years	189
5 Years	329
10 Years	738
Fidelity Advisor Diversified Stock Fund-Class Z
Expense Example, No Redemption:
1 Year	49
3 Years	154
5 Years	269
10 Years	$ 604